Taxation - Schedule of Provisions For Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense (benefits)	$ (84)	$ 1,420
Deferred income tax expense (benefits)	(15,037)	(4,943)
Total	$ (15,121)	$ (3,523)